SHARE BASED COMPENSATION (2006 Share Incentive Plan, Restricted Share Units) (Narrative) (Details) (2006 Share Incentive Plan [Member], Restricted Share Units [Member], CNY)	12 Months Ended
Dec. 31, 2012
2006 Share Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units granted	1,055,940
Vesting period	4 years
Share-based compensation expense	13,828,000
Unrecognized share-based compensation cost	66,663,000
Unrecognized share-based compensation cost, weighted average period expected to be recognized	3 years 3 months 11 days